Trade and Miscellaneous Receivables and Other Current Assets - Summary of Other Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other receivables [abstract]
Advances to suppliers	€ 69	€ 41
Receivables from employees	12	26
Tax receivables	135	228
Receivables for grants from the government and public entities	207	242
Sundry receivables	222	247
Total	€ 645	€ 784